Offerings - Offering: 1	Nov. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001
Amount Registered | shares	3,450,000
Proposed Maximum Offering Price per Unit	23.88
Maximum Aggregate Offering Price	$ 82,386,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,377.51
Offering Note	(1) Includes 450,000 additional shares that may be purchased by the underwriters upon the exercise of their option to purchase additional shares, if any. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low sales prices of the Registrant's common stock as reported by the New York Stock Exchange on November 12, 2025.